Trade and other receivables (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Trade and other receivables
Trade receivables	$ 2,598,822	$ 3,991,175
Accrued income	1,970,982	2,001,030
Customer wallet receivables	686,561	715,955
Less: provision for expected credit losses	(1,877,815)	(2,328,308)
Total	3,378,550	4,379,852
Other receivables	616,248	948,025
Total	$ 3,994,798	$ 5,327,877